POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE PROSPECTUS DATED FEBRUARY 29, 2008 OF:

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares Dynamic Asia Pacific Portfolio

PowerShares Dynamic Developed International Opportunities Portfolio

PowerShares Dynamic Europe Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares FTSE RAFI Europe Portfolio

PowerShares FTSE RAFI Europe Small-Mid Portfolio

PowerShares FTSE RAFI International Real Estate Portfolio

PowerShares FTSE RAFI Japan Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Water Portfolio

PowerShares International Listed Private Equity Portfolio

(each a "Fund" and collectively, the "Funds")

The fifth paragraph of the section titled "Management of the Funds" is hereby removed and replaced with the following:

John W. Southard, Jr., CFA, MBA, oversees all research, portfolio management and trading operations of the Funds. In this capacity, Mr. Southard oversees a team of portfolio managers (with Mr. Southard, the "Portfolio Managers") who are responsible for the day-to-day management of each Fund. Peter Hubbard, who reports to Mr. Southard, is the member of the portfolio management team who is currently primarily responsible for each Fund's day-to-day management. Mr. Hubbard receives management assistance from Joshua Betts, Brian McGreal and Travis Trampe, who perform various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each member of the portfolio management team has appropriate limitations on his authority for risk management and compliance purposes.

The following paragraph is hereby added after the second paragraph of the section titled "Management of the Funds—Portfolio Managers":

Joshua Betts is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since November 2008. Prior to joining the Adviser, Mr. Betts was a Regional Vice President at Claymore Securities, Inc., from 2007 to 2008. Prior to this, he was a Portfolio Consultant for the Adviser from 2006 to 2007. From 2005 to 2006, he was a mortgage broker for Advanced Mortgage Services. He received a Bachelor of Science from Oregon State University.

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST II
(the "Trust")

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 29, 2008 OF:

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares Dynamic Asia Pacific Portfolio

PowerShares Dynamic Developed International Opportunities Portfolio

PowerShares Dynamic Europe Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares FTSE RAFI Europe Portfolio

PowerShares FTSE RAFI Europe Small-Mid Portfolio

PowerShares FTSE RAFI International Real Estate Portfolio

PowerShares FTSE RAFI Japan Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Water Portfolio

PowerShares International Listed Private Equity Portfolio

(each a "Fund" and collectively, the "Funds")

The following paragraph is hereby added after the second paragraph of the section titled "Management—Portfolio Managers":

As of November 25, 2008, in addition to 27 Funds of the Trust, Mr. Betts managed one portfolio of an exchange-traded fund in the Initial Trust and one portfolio of an exchange-traded fund in PowerShares India Exchange-Traded Fund Trust with a total of approximately $711.2 million in assets, no other pooled investment vehicles and 17 exchange-traded funds traded in Europe with approximately $388.8 million in assets.

The last sentence of the eighth paragraph of the section titled "Management—Portfolio Managers" is hereby deleted and replaced with the following:

As of November 25, 2008, Messrs. Betts, McGreal and Trampe did not own any securities of the Trust.

The ninth paragraph of the section titled "Management—Portfolio Managers" is hereby deleted and replaced with the following:

As of November 25, 2008, the dollar range of securities beneficially owned by Messrs. Southard, Hubbard and Stoneberg in the Trust was $100,001-$500,000, $50,001-$100,000 and $1-$10,000, respectively. The portfolio holdings of Messrs. Southard, Hubbard and Stoneberg as of November 25, 2008 are shown below.

Please Retain This Supplement For Future Reference.

The chart below the ninth paragraph of the section titled "Management—Portfolio Managers" is hereby deleted and replaced with the following:

John W. Southard, Jr.

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares High Yield Corporate Bond Portfolio		X
PowerShares Dynamic Asia Pacific Portfolio		X
PowerShares Global Clean Energy Portfolio		X
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio				X
PowerShares Emerging Markets Sovereign Debt Portfolio			X
PowerShares FTSE RAFI Japan Portfolio		X
PowerShares Insured National Municipal Bond Portfolio		X

Peter Hubbard

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares VRDO Tax-Free Weekly Portfolio			X
PowerShares Autonomic Growth NFA Global Asset Portfolio	X

Jason Stoneberg

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares Dynamic Developed International Opportunities Portfolio	X

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE PROSPECTUS DATED APRIL 1, 2008 OF:

PowerShares Global Nuclear Energy Portfolio (the "Fund")

The fifth paragraph of the section titled "Management of the Fund" is hereby removed and replaced with the following:

John W. Southard, Jr., CFA, MBA, oversees all research, portfolio management and trading operations of the Funds. In this capacity, Mr. Southard oversees a team of portfolio managers (with Mr. Southard, the "Portfolio Managers") who are responsible for the day-to-day management of each Fund. Peter Hubbard, who reports to Mr. Southard, is the member of the portfolio management team who is currently primarily responsible for each Fund's day-to-day management. Mr. Hubbard receives management assistance from Joshua Betts, Brian McGreal and Travis Trampe, who perform various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each member of the portfolio management team has appropriate limitations on his authority for risk management and compliancepurposes.

The following paragraph is hereby added after the second paragraph of the section titled "Management of the Fund—Portfolio Managers":

Joshua Betts is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since November 2008. Prior to joining the Adviser, Mr. Betts was a Regional Vice President at Claymore Securities, Inc., from 2007 to 2008. Prior to this, he was a Portfolio Consultant for the Adviser from 2006 to 2007. From 2005 to 2006, he was a mortgage broker for Advanced Mortgage Services. He received a Bachelor of Science from Oregon State University.

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST II
(the "Trust")

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 1, 2008 OF:

PowerShares Global Nuclear Energy Portfolio (the "Fund")

The following paragraph is hereby added after the third paragraph of the section titled "Management—Portfolio Managers":

As of November 25, 2008, in addition to 27 Funds of the Trust, Mr. Betts managed two portfolios of exchange-traded funds in the Fund Family with a total of approximately $711.2 million in assets, no other pooled investment vehicles and 17 exchange-traded funds traded in Europe with approximately $388.8 million in assets.

The last sentence of the eighth paragraph of the section titled "Management—Portfolio Managers" is hereby deleted and replaced with the following:

As of November 25, 2008, Messrs. Betts, McGreal and Trampe did not own any securities of the Trust.

The ninth paragraph of the section titled "Management—Portfolio Managers" is hereby deleted and replaced with the following:

As of November 25, 2008, the dollar range of securities beneficially owned by Messrs. Southard, Hubbard and Stoneberg in the Trust was $100,001-$500,000, $50,001-$100,000 and $1-$10,000, respectively. The portfolio holdings of Messrs. Southard, Hubbard and Stoneberg as of November 25, 2008 are shown below.

The chart below the ninth paragraph of the section titled "Management—Portfolio Managers" is hereby deleted and replaced with the following:

John W. Southard, Jr.

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares High Yield Corporate Bond Portfolio		X
PowerShares Dynamic Asia Pacific Portfolio		X
PowerShares Global Clean Energy Portfolio		X
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio				X

Please Retain This Supplement For Future Reference.

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares Emerging Markets Sovereign Debt Portfolio			X
PowerShares FTSE RAFI Japan Portfolio		X
PowerShares Insured National Municipal Bond Portfolio		X

Peter Hubbard

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares VRDO Tax-Free Weekly Portfolio			X
PowerShares Autonomic Growth NFA Global Asset Portfolio	X

Jason Stoneberg

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares Dynamic Developed International Opportunities Portfolio	X

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE PROSPECTUS DATED MAY 5, 2008 OF:

PowerShares Autonomic Growth NFA Global Asset Portfolio

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

PowerShares Autonomic Balanced NFA Global Asset Portfolio

(each a "Fund" and collectively, the "Funds")

The fifth paragraph of the section titled "Management of the Fund" is hereby removed and replaced with the following:

John W. Southard Jr., CFA, MBA, oversees all research, portfolio management and trading operations of the Funds. In this capacity, Mr. Southard oversees a team of portfolio managers (with Mr. Southard, the "Portfolio Managers") who are responsible for the day-to-day management of the Funds. Peter Hubbard, who reports to Mr. Southard, is the member of the portfolio management team who is currently primarily responsible for the Funds' day-to-day management. Mr. Hubbard receives management assistance from Michael Jeanette, Tom Siomades and Jason Stoneberg, who perform various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each member of the portfolio management team has appropriate limitations on his authority for risk management and compliance purposes.

The following paragraph is hereby added after the third paragraph of the section titled "Management of the Funds—Portfolio Managers":

Tom Siomades is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since November 2008. Prior to joining the Adviser, Mr. Siomades was a Senior Quantitative Portfolio Strategist with Oppenheimer Funds from 2006 to 2007. Prior to this, he was the Vice President of Portfolio Management at Denver based RIA Curian Capital, LLC, from 2002 to 2005. Tom is a graduate of the U.S. Military Academy at West Point and has earned the Chartered Financial Analyst designation.

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 5, 2008 OF:

PowerShares Autonomic Growth NFA Global Asset Portfolio

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

PowerShares Autonomic Balanced NFA Global Asset Portfolio

(each a "Fund" and collectively, the "Funds")

The following paragraph is hereby added after the fourth paragraph of the section titled "Management—Portfolio Managers":

As of November 25, 2008, in addition to 3 Funds of the Trust, Mr. Siomades managed 71 portfolios of exchange-traded funds in the Initial Trust and one portfolio of an exchange traded fund in the PowerShares India Exchange-Traded Fund Trust with a total of approximately $6.0 billion in assets and no other pooled investment vehicles.

The last sentence of the eighth paragraph of the section titled "Management—Portfolio Managers" is hereby deleted and replaced with the following:

As of November 25, 2008, Messrs. Jeanette, Siomades and Trampe did not own any securities of the Trust.

The ninth paragraph of the section titled "Management—Portfolio Managers" is hereby deleted and replaced with the following:

As of November 25, 2008, the dollar range of securities beneficially owned by Messrs. Southard, Hubbard and Stoneberg in the Trust was $100,001-$500,000, $50,001-$100,000 and $1-$10,000, respectively. The portfolio holdings of Messrs. Southard, Hubbard and Stoneberg as of November 25, 2008 are shown below.

The chart below the ninth paragraph of the section titled "Management—Portfolio Managers" is hereby deleted and replaced with the following:

John W. Southard, Jr.

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares High Yield Corporate Bond Portfolio		X
PowerShares Dynamic Asia Pacific Portfolio		X
PowerShares Global Clean Energy Portfolio		X
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio				X

Please Retain This Supplement For Future Reference.

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares Emerging Markets Sovereign Debt Portfolio			X
PowerShares FTSE RAFI Japan Portfolio		X
PowerShares Insured National Municipal Bond Portfolio		X

Peter Hubbard

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares VRDO Tax-Free Weekly Portfolio			X
PowerShares Autonomic Growth NFA Global Asset Portfolio	X

Jason Stoneberg

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares Dynamic Developed International Opportunities Portfolio	X

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE PROSPECTUS DATED JUNE 24, 2008 OF:

PowerShares MENA Frontier Countries Portfolio (the "Fund")

The fourth paragraph of the section titled "Management of the Fund" is hereby removed and replaced with the following:

John W. Southard, Jr., CFA, MBA, oversees all research, portfolio management and trading operations of the Funds. In this capacity, Mr. Southard oversees a team of portfolio managers (with Mr. Southard, the "Portfolio Managers") who are responsible for the day-to-day management of each Fund. Peter Hubbard, who reports to Mr. Southard, is the member of the portfolio management team who is currently primarily responsible for each Fund's day-to-day management. Mr. Hubbard receives management assistance from Joshua Betts, Brian McGreal and Travis Trampe, who perform various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each member of the portfolio management team has appropriate limitations on his authority for risk management and compliance purposes.

The following paragraph is hereby added after the second paragraph of the section titled "Management of the Fund—Portfolio Managers":

Joshua Betts is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since November 2008. Prior to joining the Adviser, Mr. Betts was a Regional Vice President at Claymore Securities, Inc., from 2007 to 2008. Prior to this, he was a Portfolio Consultant for the Adviser from 2006 to 2007. From 2005 to 2006, he was a mortgage broker for Advanced Mortgage Services. He received a Bachelor of Science from Oregon State University.

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST II
(the "Trust")

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 24, 2008 OF:

PowerShares MENA Frontier Countries Portfolio (the "Fund")

The following paragraph is hereby added after the third paragraph of the section titled "Management—Portfolio Managers":

As of November 25, 2008, in addition to 27 Funds of the Trust, Mr. Betts managed two portfolios of exchange-traded funds in the Fund Family with a total of approximately $711.2 million in assets, no other pooled investment vehicles and 17 exchange-traded funds traded in Europe with approximately $388.8 million in assets.

The last sentence of the eighth paragraph of the section titled "Management—Portfolio Managers" is hereby deleted and replaced with the following:

As of November 25, 2008, Messrs. Betts, McGreal and Trampe did not own any securities of the Trust.

The ninth paragraph of the section titled "Management—Portfolio Managers" is hereby deleted and replaced with the following:

As of November 25, 2008, the dollar range of securities beneficially owned by Messrs. Southard, Hubbard and Stoneberg in the Trust was $100,001-$500,000, $50,001-$100,000 and $1-$10,000, respectively. The portfolio holdings of Messrs. Southard, Hubbard and Stoneberg as of November 25, 2008 are shown below.

The chart below the ninth paragraph of the section titled "Management—Portfolio Managers" is hereby deleted and replaced with the following:

John W. Southard, Jr.

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares High Yield Corporate Bond Portfolio		X
PowerShares Dynamic Asia Pacific Portfolio		X
PowerShares Global Clean Energy Portfolio		X
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio				X

Please Retain This Supplement For Future Reference.

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares Emerging Markets Sovereign Debt Portfolio			X
PowerShares FTSE RAFI Japan Portfolio		X
PowerShares Insured National Municipal Bond Portfolio		X

Peter Hubbard

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares VRDO Tax-Free Weekly Portfolio			X
PowerShares Autonomic Growth NFA Global Asset Portfolio	X

Jason Stoneberg

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares Dynamic Developed International Opportunities Portfolio	X

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE PROSPECTUS DATED JUNE 26, 2008 OF:

PowerShares Global Wind Energy Portfolio (the "Fund")

The fifth paragraph of the section titled "Management of the Fund" is hereby removed and replaced with the following:

John W. Southard, Jr., CFA, MBA, oversees all research, portfolio management and trading operations of the Funds. In this capacity, Mr. Southard oversees a team of portfolio managers (with Mr. Southard, the "Portfolio Managers") who are responsible for the day-to-day management of each Fund. Peter Hubbard, who reports to Mr. Southard, is the member of the portfolio management team who is currently primarily responsible for each Fund's day-to-day management. Mr. Hubbard receives management assistance from Joshua Betts, Brian McGreal and Travis Trampe, who perform various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each member of the portfolio management team has appropriate limitations on his authority for risk management and compliance purposes.

The following paragraph is hereby added after the second paragraph of the section titled "Management of the Fund—Portfolio Managers":

Joshua Betts is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since November 2008. Prior to joining the Adviser, Mr. Betts was a Regional Vice President at Claymore Securities, Inc., from 2007 to 2008. Prior to this, he was a Portfolio Consultant for the Adviser from 2006 to 2007. From 2005 to 2006, he was a mortgage broker for Advanced Mortgage Services. He received a Bachelor of Science from Oregon State University.

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST II
(the "Trust")

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 26, 2008 OF:

PowerShares Global Wind Energy Portfolio (the "Fund")

The following paragraph is hereby added after the third paragraph of the section titled "Management—Portfolio Managers":

As of November 25, 2008, in addition to 27 Funds of the Trust, Mr. Betts managed two portfolios of exchange-traded funds in the Fund Family with a total of approximately $711.2 million in assets, no other pooled investment vehicles and 17 exchange-traded funds traded in Europe with approximately $388.8 million in assets.

The last sentence of the eighth paragraph of the section titled "Management—Portfolio Managers" is hereby deleted and replaced with the following:

As of November 25, 2008, Messrs. Betts, McGreal and Trampe did not own any securities of the Trust.

The ninth paragraph of the section titled "Management—Portfolio Managers" is hereby deleted and replaced with the following:

As of November 25, 2008, the dollar range of securities beneficially owned by Messrs. Southard, Hubbard and Stoneberg in the Trust was $100,001-$500,000, $50,001-$100,000 and $1-$10,000, respectively. The portfolio holdings of Messrs. Southard, Hubbard and Stoneberg as of November 25, 2008 are shown below.

The chart below the ninth paragraph of the section titled "Management—Portfolio Managers" is hereby deleted and replaced with the following:

John W. Southard, Jr.

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares High Yield Corporate Bond Portfolio		X
PowerShares Dynamic Asia Pacific Portfolio		X
PowerShares Global Clean Energy Portfolio		X
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio				X

Please Retain This Supplement For Future Reference.

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares Emerging Markets Sovereign Debt Portfolio			X
PowerShares FTSE RAFI Japan Portfolio		X
PowerShares Insured National Municipal Bond Portfolio		X

Peter Hubbard

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares VRDO Tax-Free Weekly Portfolio			X
PowerShares Autonomic Growth NFA Global Asset Portfolio	X

Jason Stoneberg

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares Dynamic Developed International Opportunities Portfolio	X

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE PROSPECTUS DATED SEPTEMBER 12, 2008 OF:

PowerShares Global Agriculture Portfolio

PowerShares Global Biotech Portfolio

PowerShares Global Coal Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Progressive Transportation Portfolio

PowerShares Global Steel Portfolio

(each a "Fund" and collectively, the "Funds")

The fourth paragraph of the section titled "Management of the Funds" is hereby removed and replaced with the following:

John W. Southard, Jr., CFA, MBA, oversees all research, portfolio management and trading operations of each Fund. In this capacity, Mr. Southard oversees a team of portfolio managers (with Mr. Southard, the "Portfolio Managers") who are responsible for the day-to-day management of the Fund. Brian McGreal, who reports to Peter Hubbard, is the member of the portfolio management team who is currently primarily responsible for the Funds' day-to-day management. Mr. McGreal receives management assistance from Joshua Betts and Travis Trampe. Messrs. Betts and Trampe report to Mr. Hubbard. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with members of his team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his authority for risk management and compliance purposes.

The following paragraph is hereby added after the third paragraph of the section titled "Management of the Funds—Portfolio Managers":

Joshua Betts is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since November 2008. Prior to joining the Adviser, Mr. Betts was a Regional Vice President at Claymore Securities, Inc., from 2007 to 2008. Prior to this, he was a Portfolio Consultant for the Adviser from 2006 to 2007. From 2005 to 2006, he was a mortgage broker for Advanced Mortgage Services. He received a Bachelor of Science from Oregon State University.

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST II
(the "Trust")

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 12, 2008 OF:

PowerShares Global Agriculture Portfolio

PowerShares Global Biotech Portfolio

PowerShares Global Coal Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Progressive Transportation Portfolio

PowerShares Global Steel Portfolio

(each a "Fund" and collectively, the "Funds")

The following paragraph is hereby added after the fourth paragraph of the section titled "Management—Portfolio Managers":

As of November 25, 2008, in addition to 27 Funds of the Trust, Mr. Betts managed two portfolios of exchange-traded funds in the Fund Family with a total of approximately $711.2 million in assets, no other pooled investment vehicles and 17 exchange-traded funds traded in Europe with approximately $388.8 million in assets.

The last sentence of the seventh paragraph of the section titled "Management—Portfolio Managers" is hereby deleted and replaced with the following:

As of November 25, 2008, Messrs. McGreal, Betts and Trampe did not own any securities of the Trust.

The eighth paragraph of the section titled "Management—Portfolio Managers" is hereby deleted and replaced with the following:

As of November 25, 2008, the dollar range of securities beneficially owned by Messrs. Southard and Hubbard in the Trust was $100,001-$500,000 and $50,001-$100,000, respectively. The portfolio holdings of Messrs. Southard and Hubbard as of November 25, 2008 are shown below.

The chart below the eighth paragraph of the section titled "Management—Portfolio Managers" is hereby deleted and replaced with the following:

John W. Southard, Jr.

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares High Yield Corporate Bond Portfolio		X
PowerShares Dynamic Asia Pacific Portfolio		X

Please Retain This Supplement For Future Reference.

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares Global Clean Energy Portfolio		X
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio				X
PowerShares Emerging Markets Sovereign Debt Portfolio			X
PowerShares FTSE RAFI Japan Portfolio		X
PowerShares Insured National Municipal Bond Portfolio		X

Peter Hubbard.

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares VRDO Tax-Free Weekly Portfolio			X
PowerShares Autonomic Growth NFA Global Asset Portfolio	X

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE PROSPECTUS DATED OCTOBER 10, 2008 OF:

PowerShares Emerging Markets Infrastructure Portfolio (the "Fund")

The fourth paragraph of the section titled "Management of the Fund" is hereby removed and replaced with the following:

John W. Southard, Jr., CFA, MBA, oversees all research, portfolio management and trading operations of each Fund. In this capacity, Mr. Southard oversees a team of portfolio managers (with Mr. Southard, the "Portfolio Managers") who are responsible for the day-to-day management of the Fund. Brian McGreal, who reports to Peter Hubbard, is the member of the portfolio management team who is currently primarily responsible for the Funds' day-to-day management. Mr. McGreal receives management assistance from Joshua Betts and Travis Trampe. Messrs. Betts and Trampe report to Mr. Hubbard. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with members of his team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his authority for risk management and compliance purposes.

The following paragraph is hereby added after the third paragraph of the section titled "Management of the Fund—Portfolio Managers":

Joshua Betts is a Vice President and Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Fund since November 2008. Prior to joining the Adviser, Mr. Betts was a Regional Vice President at Claymore Securities, Inc., from 2007 to 2008. Prior to this, he was a Portfolio Consultant for the Adviser from 2006 to 2007. From 2005 to 2006, he was a mortgage broker for Advanced Mortgage Services. He received a Bachelor of Science from Oregon State University.

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POWERSHARES EXCHANGE-TRADED FUND TRUST II
(the "Trust")

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 10, 2008 OF:

PowerShares Emerging Markets Infrastructure Portfolio (the "Fund")

The following paragraph is hereby added after the third paragraph of the section titled "Management—Portfolio Managers":

As of November 25, 2008, in addition to 27 Funds of the Trust, Mr. Betts managed two portfolios of exchange-traded funds in the Fund Family with a total of approximately $711.2 million in assets, no other pooled investment vehicles and 17 exchange-traded funds traded in Europe with approximately $388.8 million in assets.

The last sentence of the seventh paragraph of the section titled "Management—Portfolio Managers" is hereby deleted and replaced with the following:

As of November 25, 2008, Messrs. McGreal, Betts and Trampe did not own any securities of the Trust.

The eighth paragraph of the section titled "Management—Portfolio Managers" is hereby deleted and replaced with the following:

As of November 25, 2008, the dollar range of securities beneficially owned by Messrs. Southard and Hubbard in the Trust was $100,001-$500,000 and $50,001-$100,000, respectively. The portfolio holdings of Messrs. Southard and Hubbard as of November 25, 2008 are shown below.

The chart below the eighth paragraph of the section titled "Management—Portfolio Managers" is hereby deleted and replaced with the following:

John W. Southard, Jr.

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares High Yield Corporate Bond Portfolio		X
PowerShares Dynamic Asia Pacific Portfolio		X
PowerShares Global Clean Energy Portfolio		X
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio				X

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Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares Emerging Markets Sovereign Debt Portfolio			X
PowerShares FTSE RAFI Japan Portfolio		X
PowerShares Insured National Municipal Bond Portfolio		X

Peter Hubbard.

Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares VRDO Tax-Free Weekly Portfolio			X
PowerShares Autonomic Growth NFA Global Asset Portfolio	X

Please Retain This Supplement For Future Reference.